Related Party Transactions - Schedule of Related Party Transactions (Details) - Staffing 360 Solutions, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 28, 2024	Sep. 28, 2023	Sep. 28, 2024	Sep. 30, 2023
Schedule of Related Party Transactions [Line items]
Cash Compensation	$ 75	$ 58	$ 225	$ 233
Shares Issued (in Shares)	105,000	4,000	121,000	16,000
Value of Shares Issued	$ 223	$ 32	$ 290	$ 276
Compensation Expense Recognized	298	90	515	509
Dimitri Villard [Member]
Schedule of Related Party Transactions [Line items]
Cash Compensation	$ 25	$ 25	$ 75	$ 75
Shares Issued (in Shares)	21,000	1,000	24,000	3,000
Value of Shares Issued	$ 45	$ 8	$ 60	$ 48
Compensation Expense Recognized	70	33	135	123
Nick Florio [Member]
Schedule of Related Party Transactions [Line items]
Cash Compensation	$ 25	$ 25	$ 75	$ 50
Shares Issued (in Shares)	21,000		25,000	2,000
Value of Shares Issued	$ 45		$ 60	$ 40
Compensation Expense Recognized	70	25	135	90
Vincent Cebula [Member]
Schedule of Related Party Transactions [Line items]
Cash Compensation	$ 25	$ 8	$ 75	$ 58
Shares Issued (in Shares)	21,000	1,000	24,000	3,000
Value of Shares Issued	$ 45	$ 8	$ 60	$ 48
Compensation Expense Recognized	70	16	135	106
Alicia Barker [Member]
Schedule of Related Party Transactions [Line items]
Cash Compensation
Shares Issued (in Shares)	21,000	1,000	24,000	3,000
Value of Shares Issued	$ 44	$ 8	$ 55	$ 50
Compensation Expense Recognized	44	8	55	50
Brendan Flood [Member]
Schedule of Related Party Transactions [Line items]
Cash Compensation
Shares Issued (in Shares)	21,000	1,000	24,000	3,000
Value of Shares Issued	$ 44	$ 8	$ 55	$ 50
Compensation Expense Recognized	$ 44	8	$ 55	50
Jeff Grout [Member]
Schedule of Related Party Transactions [Line items]
Cash Compensation				$ 50
Shares Issued (in Shares)				2,000
Value of Shares Issued				$ 40
Compensation Expense Recognized				$ 90